PROVISIONS AND CONTINGENT LIABILITIES - Contingent liabilities (Details) $ in Thousands, $ in Millions						1 Months Ended						12 Months Ended
	Jul. 18, 2024 COP ($)	Nov. 03, 2022 COP ($)	Sep. 20, 2022 USD ($)	Jun. 07, 2022 COP ($)	Jun. 03, 2008 USD ($)	Feb. 29, 2024 USD ($)	Oct. 31, 2022 USD ($) item	Mar. 31, 2022 COP ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2025 COP ($)
Neos Group S.A.S. (in reorganization) and Inversiones Davanic S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought		$ 65,000
Remediation Plan for Santa Elena's property
PROVISIONS AND CONTINGENT LIABILITIES
Remediation plan timeframe												36 months
Legal proceedings provision															$ 55,910
Constructora Primar S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought				$ 107,344
Tuvacol S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought	$ 56,769
Legal proceedings provision															$ 5,676
Quinta Sur S.A.S.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought								$ 128,599
Direccion General de Impuestos Internos of El Salvador
PROVISIONS AND CONTINGENT LIABILITIES
Tax liability amount under examination										$ 11,116
Adjusted rental tax													$ 6,341
ARRENDADORA FINANCIERA S.A.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought												$ 6,454
Bapa Holdings Corp.
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought			$ 7,000
Superintendencia de Administracion Tributaria
PROVISIONS AND CONTINGENT LIABILITIES
Tax adjustment amount														$ 13,583
Constructora Tymsa S.A. | Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought									$ 10,000
Deniss Rafael Perez Perozo, Carlos Perez Leal and others | Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought											$ 5,252,000
Partial payment received, flagged as irregular activity					$ 299
DD&C, Carlos Perez Leal and Others | Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought							$ 28,100
Number of international banks of the company against whom the case if file | item							5
Number of international transactions on which legal is sought for compensation | item							6
Aggregate amount of alleged fraudulent transactions							$ 1,900
Interfast Panamá & Pacific Point 96624 | Discontinued operations
PROVISIONS AND CONTINGENT LIABILITIES
Damages sought						$ 2,000						15,000
Legal proceedings contingent liability
PROVISIONS AND CONTINGENT LIABILITIES
Threshold amount of contingencies significant to financial statements												$ 28,149